Factors Affecting Operations - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (323,048)	$ (313,255)	$ (277,345)
Cash and cash equivalents		$ 76,697